SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) - Condensed Statement of Operations (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Net revenue	$ 92,373	$ 73,760	$ 218,138	$ 142,472
Selling, general and administrative	88,926	55,549	220,313	82,968
Operating loss	(127,721)	(15,263)	(81,931)	(1,625)
Other expense (income):
Change in fair value of derivative warrant liabilities	6,793	0	(10,337)	0
(Loss) income before income taxes	(126,360)	(20,944)	(112,943)	(9,974)
Income tax benefit	5,803	(113)	6,975	(9,602)
Net loss attributable to Class A shareholders	(95,567)	(21,057)	(89,981)	(19,576)
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	(36)	96	(147)	(32)
Comprehensive loss attributable to Class A shareholders	(95,596)	$ (20,961)	(90,103)	$ (19,608)
Parent Company
Condensed Income Statements, Captions [Line Items]
Net revenue	0		0
Selling, general and administrative	0		1,259
Operating loss	0		(1,259)
Other expense (income):
Interest expense, net	19		(14)
Change in fair value of derivative warrant liabilities	6,793		10,337
(Loss) income before income taxes	6,812		(11,582)
Income tax benefit	0		0
(Loss) income before equity in undistributed earnings of subsidiaries	6,812		(11,582)
Equity in undistributed earnings of subsidiaries	(102,379)		(78,399)
Net loss attributable to Class A shareholders	(95,567)		(89,981)
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	(29)		(122)
Comprehensive loss attributable to Class A shareholders	$ (95,596)		$ (90,103)